Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 38,420	$ 32,254
Government institutions	66,189	37,937
Derivative instruments	5,953	14,218
Other	10,883	16,295
Other receivables and prepaid expenses	128,946	102,979
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 7,501	$ 2,275